Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of EquiTrust Life Annuity Account II
EquiTrust Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise EquiTrust Life Annuity Account II (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Accounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Separate Account’s auditor since 1998.

Des Moines, Iowa

April 30, 2021

Appendix:

Subaccounts comprising EquiTrust Life Annuity Account II

Subaccounts

American Century VP Capital Appreciation Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000 Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II - Service Shares

Federated Hermes Managed Volatility Fund II - Primary Shares

Federated Hermes Quality Bond Fund II - Primary Shares

Fidelity® VIP Contrafund® Portfolio - Initial Class

Fidelity® VIP Growth & Income Portfolio - Initial Class

Fidelity® VIP Growth Portfolio - Initial Class

Fidelity® VIP High Income Portfolio - Service Class 2

Fidelity® VIP Index 500 Portfolio - Initial Class

Fidelity® VIP Mid Cap Portfolio - Service Class 2

Fidelity® VIP Overseas Portfolio - Initial Class

Franklin Global Real Estate VIP Fund - Class 2

Franklin Mutual Shares VIP Fund - Class 2

Franklin Small Cap Value VIP Fund - Class 2

Franklin Small-Mid Cap Growth VIP Fund - Class 2

Franklin U.S. Government Securities VIP Fund - Class 2

Templeton Growth VIP Fund - Class 2

J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price New America Growth Portfolio

T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account II

Statements of Assets and Liabilities

December 31, 2020

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation Units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
American Century VP Capital Appreciation Fund	$241,863	$241,863	$-	$241,863	$168,479	12,551.30	5,245.60	-
American Century VP Mid Cap Value Fund	-	-	-	-	-	-	-	-
American Century VP Ultra® Fund	422,890	422,890	-	422,890	250,609	15,389.00	8,884.87	-
American Century VP Value Fund	66,729	45,823	20,906	66,729	59,233	5,973.93	2,335.72	1,065.76
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	51,437	51,437	-	51,437	36,826	1,105.23	1,774.91	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,366,098	2,362,399	3,699	2,366,098	1,957,644	50,150.44	69,863.36	109.41
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,028,284	1,028,284	-	1,028,284	786,197	28,819.61	30,975.53	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,185,405	1,185,405	-	1,185,405	893,601	23,870.42	37,322.48	-
Calvert VP NASDAQ-100 Index Portfolio	151,925	147,644	4,281	151,925	58,530	1,238.49	2,319.38	67.24
Calvert VP Russell 2000 Small Cap Index Portfolio	336,039	332,999	3,040	336,039	289,530	3,737.09	8,546.77	78.02
Calvert VP S&P MidCap 400 Index Portfolio	491,683	485,823	5,860	491,683	390,644	4,077.99	11,095.73	133.85
Federated Hermes Government Money Fund II - Service Shares	569,451	569,451	-	569,451	569,451	569,451.14	62,794.62	-
Federated Hermes Managed Volatility Fund II - Primary Shares	1,487,579	1,470,265	17,314	1,487,579	1,485,056	134,136.96	89,358.17	1,052.30
Federated Hermes Quality Bond Fund II - Primary Shares	1,196,000	1,108,872	87,128	1,196,000	1,126,538	101,184.43	87,925.00	6,908.66
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,891,375	1,855,797	35,578	1,891,375	1,277,315	39,264.57	34,825.48	667.65
Fidelity® VIP Growth & Income Portfolio - Initial Class	320,748	320,748	-	320,748	238,737	14,344.70	11,010.87	-
Fidelity® VIP Growth Portfolio - Initial Class	344,660	344,660	-	344,660	224,620	3,346.21	7,811.54	-
Fidelity® VIP High Income Portfolio - Service Class 2	58,594	58,594	-	58,594	59,650	11,511.55	2,201.53	-
Fidelity® VIP Index 500 Portfolio - Initial Class	1,149,698	1,136,648	13,050	1,149,698	548,423	3,094.00	31,264.29	358.97
Fidelity® VIP Mid Cap Portfolio - Service Class 2	728,689	728,689	-	728,689	623,141	19,541.13	14,605.35	-
Fidelity® VIP Overseas Portfolio - Initial Class	106,659	106,659	-	106,659	86,496	4,021.85	4,034.95	-
Franklin Global Real Estate VIP Fund - Class 2	17,616	17,616	-	17,616	17,558	1,239.67	975.94	-
Franklin Mutual Shares VIP Fund - Class 2	223,587	205,475	18,112	223,587	259,993	13,477.24	9,069.46	799.48
Franklin Small Cap Value VIP Fund - Class 2	362,654	362,654	-	362,654	406,039	25,010.60	8,940.63	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	409,119	409,119	-	409,119	310,732	17,703.11	9,517.77	-
Franklin U.S. Government Securities VIP Fund - Class 2	256,959	256,959	-	256,959	260,406	21,271.47	18,019.53	-
Templeton Growth VIP Fund - Class 2	196,856	196,856	-	196,856	201,284	17,623.64	10,438.01	-
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	877,569	877,569	-	877,569	797,757	80,584.81	19,000.49	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	112,471	112,471	-	112,471	87,795	4,664.91	2,950.07	-
T. Rowe Price Equity Income Portfolio	1,303,466	1,301,519	1,947	1,303,466	1,237,631	49,731.63	40,747.93	60.97
T. Rowe Price Mid-Cap Growth Portfolio	2,838,239	2,833,249	4,990	2,838,239	2,305,026	84,799.50	34,240.15	60.30
T. Rowe Price Moderate Allocation Portfolio	1,429,518	1,429,518	-	1,429,518	1,244,225	62,369.89	43,053.64	-
T. Rowe Price New America Growth Portfolio	1,389,695	1,389,695	-	1,389,695	1,001,719	35,040.22	27,285.23	-
T. Rowe Price International Stock Portfolio	366,556	366,556	-	366,556	328,212	21,461.10	18,246.15	-

See accompanying notes, including note 6 which includes per unit information.

EquiTrust Life Annuity Account II

Statements of Operations

Year Ended December 31, 2020

	Income	Expenses		Realized gain (loss) on investments
							Change in
							unrealized	Net increase
			Net	Realized gain		Net realized	appreciation/	(decrease) in
		Mortality and	investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
American Century VP Capital Appreciation Fund	$-	$(3,312)	$(3,312)	$37,241	$26,855	$64,096	$18,998	$79,782
American Century VP Mid Cap Value Fund	210	(187)	23	(693)	-	(693)	(1,964)	(2,634)
American Century VP Ultra® Fund	-	(5,357)	(5,357)	73,892	38,465	112,357	46,437	153,437
American Century VP Value Fund	2,132	(1,333)	799	8,698	2,711	11,409	(16,615)	(4,407)
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	392	(615)	(223)	279	525	804	8,694	9,275
BNY Mellon VIF Appreciation Portfolio - Initial Shares	17,034	(30,099)	(13,065)	102,387	180,382	282,769	167,233	436,937
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	6,724	(12,163)	(5,439)	46,510	64,075	110,585	83,190	188,336
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	6,838	(14,331)	(7,493)	46,365	-	46,365	140,944	179,816
Calvert VP NASDAQ-100 Index Portfolio	582	(1,715)	(1,133)	4,170	4,523	8,693	41,019	48,579
Calvert VP Russell 2000 Small Cap Index Portfolio	3,182	(4,136)	(954)	12,119	17,795	29,914	23,379	52,339
Calvert VP S&P MidCap 400 Index Portfolio	5,025	(5,834)	(809)	14,779	14,747	29,526	19,720	48,437
Federated Hermes Government Money Fund II - Service Shares	609	(6,899)	(6,290)	-	-	-	-	(6,290)
Federated Hermes Managed Volatility Fund II - Primary Shares	41,771	(22,202)	19,569	9,078	-	9,078	(55,407)	(26,760)
Federated Hermes Quality Bond Fund II - Primary Shares	29,627	(15,660)	13,967	(735)	3,173	2,438	54,496	70,901
Fidelity® VIP Contrafund® Portfolio - Initial Class	4,466	(26,072)	(21,606)	237,295	9,752	247,047	252,062	477,503
Fidelity® VIP Growth & Income Portfolio - Initial Class	5,924	(3,818)	2,106	3,951	13,743	17,694	286	20,086
Fidelity® VIP Growth Portfolio - Initial Class	175	(3,697)	(3,522)	3,589	22,925	26,514	75,781	98,773
Fidelity® VIP High Income Portfolio - Service Class 2	2,967	(864)	2,103	(1,151)	-	(1,151)	(500)	452
Fidelity® VIP Index 500 Portfolio - Initial Class	17,574	(13,782)	3,792	36,331	3,224	39,555	118,946	162,293
Fidelity® VIP Mid Cap Portfolio - Service Class 2	2,516	(8,792)	(6,276)	(6,010)	-	(6,010)	118,622	106,336
Fidelity® VIP Overseas Portfolio - Initial Class	427	(1,852)	(1,425)	19,289	747	20,036	(7,553)	11,058
Franklin Global Real Estate VIP Fund - Class 2	599	(254)	345	1,038	1,923	2,961	(4,927)	(1,621)
Franklin Mutual Shares VIP Fund - Class 2	5,764	(3,010)	2,754	(9,231)	8,014	(1,217)	(20,276)	(18,739)
Franklin Small Cap Value VIP Fund - Class 2	5,082	(4,681)	401	(24,777)	21,615	(3,162)	16,948	14,187
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(4,624)	(4,624)	(10,100)	43,877	33,777	120,077	149,230
Franklin U.S. Government Securities VIP Fund - Class 2	5,839	(2,986)	2,853	(1,113)	-	(1,113)	2,077	3,817
Templeton Growth VIP Fund - Class 2	6,531	(2,948)	3,583	4,981	-	4,981	(6,683)	1,881
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	12,930	(12,190)	740	76,464	53,949	130,413	(143,356)	(12,203)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	671	(1,106)	(435)	3,510	4,421	7,931	9,076	16,572
T. Rowe Price Equity Income Portfolio	27,952	(16,715)	11,237	41,391	27,598	68,989	(93,766)	(13,540)
T. Rowe Price Mid-Cap Growth Portfolio	-	(35,454)	(35,454)	112,581	180,924	293,505	258,053	516,104

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Operations (continued)

Year Ended December 31, 2020

	Income	Expenses		Realized gain (loss) on investments
							Change in
							unrealized	Net increase
			Net	Realized gain		Net realized	appreciation/	(decrease) in
		Mortality and	investment	(loss) on sale	Realized gain	gain (loss) on	depreciation of	net assets from
Subaccount	Dividends	expense risk	income (loss)	of fund shares	distributions	investments	investments	operations
T. Rowe Price Moderate Allocation Portfolio	$17,697	$(17,859)	$(162)	$15,648	$45,141	$60,789	$102,479	$163,106
T. Rowe Price New America Growth Portfolio	-	(16,235)	(16,235)	45,599	204,978	250,577	190,354	424,696
T. Rowe Price International Stock Portfolio	1,846	(4,908)	(3,062)	13,573	14,359	27,932	19,178	44,048

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
American Century VP Capital Appreciation Fund	$241,812	$(3,312)	$64,096	$18,998	$79,782	$1,020	$(76,035)	$(198)	$(4,518)	$(79,731)	$51	$241,863
American Century VP Mid Cap Value Fund	22,792	23	(693)	(1,964)	(2,634)	775	(20,933)	-	-	(20,158)	(22,792)	-
American Century VP Ultra® Fund	369,509	(5,357)	112,357	46,437	153,437	1,470	(17,396)	(218)	(83,912)	(100,056)	53,381	422,890
American Century VP Value Fund	121,311	799	11,409	(16,615)	(4,407)	517	(56,714)	104	5,918	(50,175)	(54,582)	66,729
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	43,119	(223)	804	8,694	9,275	-	-	(42)	(915)	(957)	8,318	51,437
BNY Mellon VIF Appreciation Portfolio - Initial Shares	2,238,046	(13,065)	282,769	167,233	436,937	4,769	(176,455)	(2,823)	(134,376)	(308,885)	128,052	2,366,098
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	906,134	(5,439)	110,585	83,190	188,336	6,323	(38,820)	(1,029)	(32,660)	(66,186)	122,150	1,028,284
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,165,692	(7,493)	46,365	140,944	179,816	4,661	(94,183)	(1,515)	(69,066)	(160,103)	19,713	1,185,405
Calvert VP NASDAQ-100 Index Portfolio	107,216	(1,133)	8,693	41,019	48,579	-	(4,026)	(60)	216	(3,870)	44,709	151,925
Calvert VP Russell 2000 Small Cap Index Portfolio	340,847	(954)	29,914	23,379	52,339	894	(14,703)	(217)	(43,121)	(57,147)	(4,808)	336,039
Calvert VP S&P MidCap 400 Index Portfolio	472,564	(809)	29,526	19,720	48,437	2,792	(34,904)	(186)	2,980	(29,318)	19,119	491,683
Federated Hermes Government Money Fund II - Service Shares	300,986	(6,290)	-	-	(6,290)	4,560	(34,007)	(819)	305,021	274,755	268,465	569,451
Federated Hermes Managed Volatility Fund II - Primary Shares	1,785,855	19,569	9,078	(55,407)	(26,760)	12,369	(216,898)	(2,171)	(64,816)	(271,516)	(298,276)	1,487,579
Federated Hermes Quality Bond Fund II - Primary Shares	1,069,268	13,967	2,438	54,496	70,901	7,739	(45,896)	(832)	94,820	55,831	126,732	1,196,000
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,822,962	(21,606)	247,047	252,062	477,503	12,278	(320,860)	(1,532)	(98,976)	(409,090)	68,413	1,891,375
Fidelity® VIP Growth & Income Portfolio - Initial Class	295,965	2,106	17,694	286	20,086	6,402	(4,842)	(233)	3,370	4,697	24,783	320,748

See accompanying notes.

EquiTrust Life Annuity Account II
Statements of Changes in Net Assets (continued)
For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
Fidelity® VIP Growth Portfolio - Initial Class	$213,695	$(3,522)	$26,514	$75,781	$98,773	$3,303	$(5,149)	$(264)	$34,302	$32,192	$130,965	$344,660
Fidelity® VIP High Income Portfolio - Service Class 2	67,207	2,103	(1,151)	(500)	452	272	(9,704)	(109)	476	(9,065)	(8,613)	58,594
Fidelity® VIP Index 500 Portfolio - Initial Class	1,003,877	3,792	39,555	118,946	162,293	10,689	(32,723)	(565)	6,127	(16,472)	145,821	1,149,698
Fidelity® VIP Mid Cap Portfolio - Service Class 2	690,526	(6,276)	(6,010)	118,622	106,336	8,579	(53,192)	(703)	(22,857)	(68,173)	38,163	728,689
Fidelity® VIP Overseas Portfolio - Initial Class	173,068	(1,425)	20,036	(7,553)	11,058	4,573	(21,435)	(99)	(60,506)	(77,467)	(66,409)	106,659
Franklin Global Real Estate VIP Fund - Class 2	24,023	345	2,961	(4,927)	(1,621)	-	(2,826)	(87)	(1,873)	(4,786)	(6,407)	17,616
Franklin Mutual Shares VIP Fund - Class 2	266,127	2,754	(1,217)	(20,276)	(18,739)	627	(35,541)	(63)	11,176	(23,801)	(42,540)	223,587
Franklin Small Cap Value VIP Fund - Class 2	395,254	401	(3,162)	16,948	14,187	4,623	(10,889)	(383)	(40,138)	(46,787)	(32,600)	362,654
Franklin Small-Mid Cap Growth VIP Fund - Class 2	307,310	(4,624)	33,777	120,077	149,230	1,223	(33,530)	(299)	(14,815)	(47,421)	101,809	409,119
Franklin U.S. Government Securities VIP Fund - Class 2	176,409	2,853	(1,113)	2,077	3,817	2,851	(16,102)	(321)	90,305	76,733	80,550	256,959
Templeton Growth VIP Fund - Class 2	249,393	3,583	4,981	(6,683)	1,881	180	(54,205)	(136)	(257)	(54,418)	(52,537)	196,856
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	1,031,625	740	130,413	(143,356)	(12,203)	15,735	(146,147)	(544)	(10,897)	(141,853)	(154,056)	877,569
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	80,078	(435)	7,931	9,076	16,572	-	(305)	(100)	16,226	15,821	32,393	112,471
T. Rowe Price Equity Income Portfolio	1,392,935	11,237	68,989	(93,766)	(13,540)	8,722	(141,028)	(1,184)	57,561	(75,929)	(89,469)	1,303,466
T. Rowe Price Mid-Cap Growth Portfolio	2,724,357	(35,454)	293,505	258,053	516,104	17,743	(193,691)	(3,028)	(223,246)	(402,222)	113,882	2,838,239
T. Rowe Price Moderate Allocation Portfolio	1,308,704	(162)	60,789	102,479	163,106	7,769	(41,843)	(1,846)	(6,372)	(42,292)	120,814	1,429,518

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2020

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2019	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2020
T. Rowe Price New America Growth Portfolio	$1,090,861	$(16,235)	$250,577	$190,354	$424,696	$7,314	$(32,457)	$(1,390)	$(99,329)	$(125,862)	$298,834	$1,389,695
T. Rowe Price International Stock Portfolio	389,132	(3,062)	27,932	19,178	44,048	2,667	(59,945)	(429)	(8,917)	(66,624)	(22,576)	366,556

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets

For the Year Ended December 31, 2019

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2018	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2019
American Century VP Capital Appreciation Fund	$185,379	$(3,120)	$39,268	$25,781	$61,929	$875	$(4,073)	$(208)	$(2,090)	$(5,496)	$56,433	$241,812
American Century VP Mid Cap Value Fund	16,954	137	2,087	2,524	4,748	1,100	-	(10)	-	1,090	5,838	22,792
American Century VP Ultra® Fund	281,218	(4,636)	39,387	57,207	91,958	720	(3,545)	(201)	(641)	(3,667)	88,291	369,509
American Century VP Value Fund	112,420	810	14,650	11,325	26,785	2,206	(15,521)	103	(4,682)	(17,894)	8,891	121,311
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	32,881	(53)	1,339	9,246	10,532	-	-	(41)	(253)	(294)	10,238	43,119
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,753,056	(4,598)	273,355	317,404	586,161	5,967	(87,151)	(2,839)	(17,148)	(101,171)	484,990	2,238,046
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	767,370	(2,644)	129,160	74,335	200,851	5,721	(59,004)	(1,078)	(7,726)	(62,087)	138,764	906,134
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	1,065,246	(15,855)	218,959	6,028	209,132	4,126	(87,829)	(1,755)	(23,228)	(108,686)	100,446	1,165,692
Calvert VP NASDAQ-100 Index Portfolio	79,203	(826)	6,108	23,783	29,065	3,424	(4,011)	(705)	240	(1,052)	28,013	107,216
Calvert VP Russell 2000 Small Cap Index Portfolio	274,293	(1,439)	26,311	39,403	64,275	4,780	(5,216)	(847)	3,562	2,279	66,554	340,847
Calvert VP S&P MidCap 400 Index Portfolio	390,966	(953)	47,543	47,351	93,941	7,647	(23,869)	(1,444)	5,323	(12,343)	81,598	472,564
Federated Hermes Government Money Fund II - Service Shares	332,990	779	-	-	779	904	(20,021)	(637)	(13,029)	(32,783)	(32,004)	300,986
Federated Hermes Managed Volatility Fund II - Primary Shares	1,658,179	12,502	(51,285)	333,828	295,045	7,898	(159,507)	(2,427)	(13,333)	(167,369)	127,676	1,785,855
Federated Hermes Quality Bond Fund II - Primary Shares	1,182,865	19,236	(8,114)	77,002	88,124	8,753	(193,803)	(1,023)	(15,648)	(201,721)	(113,597)	1,069,268
Fidelity® VIP Contrafund® Portfolio - Initial Class	1,500,338	(16,113)	276,697	177,180	437,764	19,237	(119,766)	(2,835)	(11,776)	(115,140)	322,624	1,822,962
Fidelity® VIP Growth & Income Portfolio - Initial Class	236,111	5,845	27,672	32,445	65,962	6,699	(12,094)	(323)	(390)	(6,108)	59,854	295,965

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2018	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2019
Fidelity® VIP Growth Portfolio - Initial Class	$250,025	$(2,533)	$79,193	$(10,051)	$66,609	$3,234	$(104,122)	$(247)	$(1,804)	$(102,939)	$(36,330)	$213,695
Fidelity® VIP High Income Portfolio - Service Class 2	69,141	2,468	(1,385)	7,551	8,634	1,235	(11,289)	(118)	(396)	(10,568)	(1,934)	67,207
Fidelity® VIP Index 500 Portfolio - Initial Class	818,915	5,069	68,271	164,787	238,127	19,125	(63,689)	(3,108)	(5,493)	(53,165)	184,962	1,003,877
Fidelity® VIP Mid Cap Portfolio - Service Class 2	649,690	(4,732)	79,314	59,281	133,863	7,546	(106,826)	(780)	7,033	(93,027)	40,836	690,526
Fidelity® VIP Overseas Portfolio - Initial Class	148,936	548	10,816	26,122	37,486	2,648	(20,819)	(116)	4,933	(13,354)	24,132	173,068
Franklin Global Real Estate VIP Fund - Class 2	20,685	296	870	3,086	4,252	100	(827)	(102)	(85)	(914)	3,338	24,023
Franklin Mutual Shares VIP Fund - Class 2	240,655	1,122	30,258	17,253	48,633	3,409	(27,488)	(88)	1,006	(23,161)	25,472	266,127
Franklin Small Cap Value VIP Fund - Class 2	329,226	(1,219)	59,195	22,131	80,107	3,526	(18,282)	(449)	1,126	(14,079)	66,028	395,254
Franklin Small-Mid Cap Growth VIP Fund - Class 2	254,069	(4,088)	32,678	45,069	73,659	1,007	(17,828)	(313)	(3,284)	(20,418)	53,241	307,310
Franklin U.S. Government Securities VIP Fund - Class 2	207,021	2,707	(3,720)	8,176	7,163	3,779	(41,566)	(366)	378	(37,775)	(30,612)	176,409
Templeton Growth VIP Fund - Class 2	238,172	3,380	52,799	(24,997)	31,182	330	(23,279)	(183)	3,171	(19,961)	11,221	249,393
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	873,814	2,076	114,656	97,410	214,142	17,321	(72,738)	(614)	(300)	(56,331)	157,811	1,031,625
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	69,064	(754)	12,691	3,666	15,603	150	(5,850)	(104)	1,215	(4,589)	11,014	80,078
T. Rowe Price Equity Income Portfolio	1,238,517	12,097	166,748	114,640	293,485	8,922	(132,952)	(1,414)	(13,623)	(139,067)	154,418	1,392,935
T. Rowe Price Mid-Cap Growth Portfolio	2,302,155	(32,800)	242,546	445,548	655,294	15,505	(182,524)	(3,289)	(62,784)	(233,092)	422,202	2,724,357
T. Rowe Price Moderate Allocation Portfolio	1,234,093	7,278	83,075	125,102	215,455	5,382	(118,298)	(2,017)	(25,911)	(140,844)	74,611	1,308,704

See accompanying notes.

EquiTrust Life Annuity Account II

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2019

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2018	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2019
T. Rowe Price New America Growth Portfolio	$868,334	$(9,947)	$98,584	$192,983	$281,620	$6,065	$(45,747)	$(1,368)	$(18,043)	$(59,093)	$222,527	$1,090,861
T. Rowe Price International Stock Portfolio	331,963	3,664	17,933	62,758	84,355	5,604	(37,210)	(471)	4,891	(27,186)	57,169	389,132

See accompanying notes.

EquiTrust Life Annuity Account II

Notes to Financial Statements

December 31, 2020

1. Organization and Significant Accounting Policies

Organization

EquiTrust Life Annuity Account II (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by EquiTrust Life Insurance Company (the Company). The Account is a funding vehicle for individual variable annuity contracts issued by the Company. The Company discontinued sales of variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

The assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following thirty-five investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund

American Century Variable Portfolios, Inc.	Fidelity® Variable Insurance Products Funds (continued)
American Century VP Capital Appreciation Fund	Fidelity® VIP Growth Portfolio - Initial Class
American Century VP Inflation Protection Bond Fund (1)	Fidelity® VIP High Income Portfolio - Service Class 2
American Century VP Mid Cap Value Fund	Fidelity® VIP Index 500 Portfolio - Initial Class
American Century VP Ultra® Fund	Fidelity® VIP Mid Cap Portfolio - Service Class 2
American Century VP Value Fund	Fidelity® VIP Overseas Portfolio - Initial Class
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.	Franklin Templeton Variable Insurance Products Trust
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	Franklin Global Real Estate VIP Fund - Class 2
BNY Mellon Variable Investment Fund (3)	Franklin Mutual Shares VIP Fund - Class 2
BNY Mellon VIF Appreciation Portfolio - Initial Shares	Franklin Small Cap Value VIP Fund - Class 2
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	Franklin Small-Mid Cap Growth VIP Fund - Class 2
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	Franklin U.S. Government Securities VIP Fund - Class 2
Calvert Variable Products, Inc.	Templeton Growth VIP Fund - Class 2
Calvert VP NASDAQ-100 Index Portfolio	J.P. Morgan Insurance Trust
Calvert VP Russell 2000 Small Cap Index Portfolio	J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1
Calvert VP S&P MidCap 400 Index Portfolio	J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1
Federated Hermes Insurance Series (2)	T. Rowe Price Equity Series, Inc.
Federated Hermes Government Money Fund II - Service Shares (2)	T. Rowe Price Equity Income Portfolio
Federated Hermes Managed Volatility Fund II - Primary Shares (2)	T. Rowe Price Mid-Cap Growth Portfolio
Federated Hermes Quality Bond Fund II - Primary Shares (2)	T. Rowe Price Moderate Allocation Portfolio
Fidelity® Variable Insurance Products Funds	T. Rowe Price New America Growth Portfolio
Fidelity® VIP Contrafund® Portfolio - Initial Class	T. Rowe Price International Series, Inc.
Fidelity® VIP Growth & Income Portfolio - Initial Class	T. Rowe Price International Stock Portfolio

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

(1)	Subaccount was inactive during 2020 and 2019; accordingly, a Statement of Assets and Liabilities, a Statement of Operations and a Statement of Changes in Net Assets have not been presented herein.

(2)	The names of the following investment families and investment options changed during the year:

Current Name	Former Name
Federated Hermes Insurance Series	Federated Insurance Series
Federated Hermes Government Money Fund II - Service Shares	Federated Government Money Fund II - Service Shares
Federated Hermes Managed Volatility Fund II - Primary Shares	Federated Managed Volatility Fund II - Primary Shares
Federated Hermes Quality Bond Fund II - Primary Shares	Federated Quality Bond Fund II - Primary Shares

(3)	On April 30, 2020, the BNY Mellon VIF International Equity Portfolio – Initial Shares was closed to contract owners pursuant to approval by the Board of Trustees of BNY Mellon Variable Investment Fund. As a result, the BNY Mellon VIF International Equity Portfolio – Initial Shares subaccount was removed as an investment option and liquidated.

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2020, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges: The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.40% of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an annual administrative charge of $45 to reimburse it for administrative expenses related to the contract. A portion of this charge may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2020:

	Cost of	Proceeds
Subaccount	Purchases	from Sales
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$27,432	$83,620
American Century VP Mid Cap Value Fund	978	21,113
American Century VP Ultra® Fund	44,620	111,568
American Century VP Value Fund	11,309	57,974

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	916	1,571

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	201,232	342,800
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	89,756	97,306
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	24,169	191,765

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	5,240	5,720
Calvert VP Russell 2000 Small Cap Index Portfolio	22,734	63,040
Calvert VP S&P MidCap 400 Index Portfolio	27,051	42,431

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	377,487	109,022
Federated Hermes Managed Volatility Fund II - Primary Shares	59,834	311,781
Federated Hermes Quality Bond Fund II - Primary Shares	143,107	70,136

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	53,031	473,975
Fidelity® VIP Growth & Income Portfolio - Initial Class	28,598	8,052
Fidelity® VIP Growth Portfolio - Initial Class	63,103	11,508
Fidelity® VIP High Income Portfolio - Service Class 2	3,659	10,621
Fidelity® VIP Index 500 Portfolio - Initial Class	48,704	58,160
Fidelity® VIP Mid Cap Portfolio - Service Class 2	26,293	100,742
Fidelity® VIP Overseas Portfolio - Initial Class	9,007	87,152

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

Subaccount	Cost of Purchases	Proceeds from Sales
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$3,341	$5,859
Franklin Mutual Shares VIP Fund - Class 2	25,467	38,500
Franklin Small Cap Value VIP Fund - Class 2	36,962	61,733
Franklin Small-Mid Cap Growth VIP Fund - Class 2	44,793	52,961
Franklin U.S. Government Securities VIP Fund - Class 2	104,261	24,675
Templeton Growth VIP Fund - Class 2	9,261	60,096

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	109,919	197,083
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	26,431	6,624

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	123,346	160,440
T. Rowe Price Mid-Cap Growth Portfolio	212,298	469,050
T. Rowe Price Moderate Allocation Portfolio	91,282	88,595
T. Rowe Price New America Growth Portfolio	212,051	149,170
T. Rowe Price International Stock Portfolio	35,203	90,530

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2020 and 2019:

	Period Ended December 31,
	2020			2019
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	32	2,154	(2,122)	26	210	(184)
American Century VP Mid Cap Value Fund	38	973	(935)	49	-	49
American Century VP Ultra® Fund	184	2,772	(2,588)	31	147	(116)
American Century VP Value Fund	436	3,193	(2,757)	113	1,105	(992)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	-	42	(42)	(1)	14	(15)

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	195	10,954	(10,759)	167	4,315	(4,148)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	847	3,420	(2,573)	205	2,836	(2,631)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	898	6,970	(6,072)	455	4,687	(4,232)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	7	82	(75)	96	123	(27)
Calvert VP Russell 2000 Small Cap Index Portfolio	82	1,779	(1,697)	266	190	76
Calvert VP S&P MidCap 400 Index Portfolio	231	1,063	(832)	356	678	(322)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	41,307	11,310	29,997	191	3,765	(3,574)
Federated Hermes Managed Volatility Fund II - Primary Shares	1,402	19,025	(17,623)	735	11,641	(10,906)
Federated Hermes Quality Bond Fund II - Primary Shares	9,253	4,818	4,435	834	18,373	(17,539)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	960	9,515	(8,555)	399	3,395	(2,996)
Fidelity® VIP Growth & Income Portfolio - Initial Class	406	201	205	326	577	(251)
Fidelity® VIP Growth Portfolio - Initial Class	1,185	246	939	97	3,876	(3,779)
Fidelity® VIP High Income Portfolio - Service Class 2	30	379	(349)	63	482	(419)
Fidelity® VIP Index 500 Portfolio - Initial Class	946	1,520	(574)	658	2,485	(1,827)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	703	2,186	(1,483)	340	2,639	(2,299)
Fidelity® VIP Overseas Portfolio - Initial Class	385	3,815	(3,430)	366	996	(630)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	Period Ended December 31,
	2020			2019
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)
Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	48	314	(266)	7	56	(49)
Franklin Mutual Shares VIP Fund - Class 2	659	1,790	(1,131)	181	1,205	(1,024)
Franklin Small Cap Value VIP Fund - Class 2	375	1,542	(1,167)	153	537	(384)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	38	1,455	(1,417)	36	820	(784)
Franklin U.S. Government Securities VIP Fund - Class 2	6,915	1,562	5,353	331	3,091	(2,760)
Templeton Growth VIP Fund - Class 2	194	3,553	(3,359)	204	1,371	(1,167)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	1,235	4,343	(3,108)	376	1,679	(1,303)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	761	166	595	44	184	(140)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price Equity Income Portfolio	2,723	5,429	(2,706)	399	5,116	(4,717)
T. Rowe Price Mid-Cap Growth Portfolio	625	6,523	(5,898)	195	3,980	(3,785)
T. Rowe Price Moderate Allocation Portfolio	1,118	2,585	(1,467)	201	5,284	(5,083)
T. Rowe Price New America Growth Portfolio	254	3,463	(3,209)	209	2,017	(1,808)
T. Rowe Price International Stock Portfolio	1,258	4,874	(3,616)	757	2,397	(1,640)

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2020, 2019, 2018, 2017 and 2016, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)
American Century VP Capital Appreciation Fund:
2020	5,246	$46.11	$241,863	-%	1.40%	40.49%
2019	7,368	32.82	241,812	-	1.40	33.69
2018	7,552	24.55	185,379	-	1.40	(6.51)
2017	7,920	26.26	207,952	-	1.40	20.13
2016	8,433	21.86	184,325	-	1.40	1.82
American Century VP Mid Cap Value Fund:
2020	-	-	-	1.06	1.40	(11.78)
2019	935	24.37	22,792	2.06	1.40	27.39
2018	886	19.13	16,954	1.42	1.40	(14.06)
2017	881	22.26	19,619	1.56	1.40	10.20
2016	859	20.20	17,354	1.69	1.40	21.18
American Century VP Ultra® Fund:
2020	8,885	47.60	422,890	-	1.40	47.78
2019	11,473	32.21	369,509	-	1.40	32.72
2018	11,589	24.27	281,218	0.22	1.40	(0.61)
2017	9,018	24.42	220,221	0.35	1.40	30.45
2016	8,275	18.72	154,953	0.34	1.40	2.97
American Century VP Value Fund:
2020	3,401	19.62	66,729	2.24	1.40	(0.41)
2019	6,158	19.70	121,311	2.08	1.40	25.32
2018	7,150	15.72	112,420	1.66	1.40	(10.43)
2017	7,289	17.55	127,944	1.67	1.40	7.21
2016	7,251	16.37	118,659	1.71	1.40	18.88
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2020	1,775	28.98	51,437	0.89	1.40	22.12
2019	1,817	23.73	43,119	1.25	1.40	32.20
2018	1,832	17.95	32,881	1.48	1.40	(5.97)
2017	1,937	19.09	36,980	0.93	1.40	13.43
2016	2,682	16.83	45,123	1.02	1.40	8.58
BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2020	69,973	33.81	2,366,098	0.79	1.40	21.97
2019	80,732	27.72	2,238,046	1.16	1.40	34.24
2018	84,880	20.65	1,753,056	1.25	1.40	(8.18)
2017	89,230	22.49	2,006,384	1.34	1.40	25.64
2016	99,127	17.90	1,774,687	1.64	1.40	6.42
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2020	30,976	33.19	1,028,284	0.77	1.40	22.88
2019	33,549	27.01	906,134	1.08	1.40	27.35
2018	36,180	21.21	767,370	0.80	1.40	(6.03)
2017	39,189	22.57	884,356	0.74	1.40	18.11
2016	41,578	19.11	794,639	1.21	1.40	8.52

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2020	37,322	$31.76	$1,185,405	0.67%	1.40%	18.24%
2019	43,394	26.86	1,165,692	-	1.40	20.07
2018	47,626	22.37	1,065,246	-	1.40	(20.19)
2017	51,968	28.03	1,456,900	-	1.40	22.94
2016	56,648	22.80	1,291,306	-	1.40	15.50
Calvert VP NASDAQ-100 Index Portfolio:
2020	2,387	63.66	151,925	0.47	1.40	46.18
2019	2,462	43.55	107,216	0.53	1.40	36.86
2018	2,489	31.82	79,203	0.53	1.40	(1.85)
2017	2,672	32.42	86,608	0.48	1.40	30.57
2016	3,306	24.83	82,088	0.53	1.40	5.12
Calvert VP Russell 2000 Small Cap Index Portfolio:
2020	8,625	38.96	336,039	1.07	1.40	17.99
2019	10,322	33.02	340,847	0.94	1.40	23.35
2018	10,246	26.77	274,293	1.06	1.40	(12.46)
2017	10,926	30.58	334,160	0.75	1.40	12.80
2016	12,126	27.11	328,752	0.55	1.40	19.27
Calvert VP S&P MidCap 400 Index Portfolio:
2020	11,230	43.78	491,683	1.20	1.40	11.74
2019	12,062	39.18	472,564	1.18	1.40	24.11
2018	12,384	31.57	390,966	1.16	1.40	(12.57)
2017	12,819	36.11	462,897	0.70	1.40	14.31
2016	14,077	31.59	444,683	0.43	1.40	18.63
Federated Hermes Government Money Fund II - Service Shares:
2020	62,795	9.07	569,451	0.12	1.40	(1.20)
2019	32,798	9.18	300,986	1.64	1.40	0.22
2018	36,372	9.16	332,990	1.24	1.40	(0.11)
2017	37,201	9.17	341,110	0.31	1.40	(1.08)
2016	40,440	9.27	374,807	-	1.40	(1.38)
Federated Hermes Managed Volatility Fund II - Primary Shares:
2020	90,410	16.45	1,487,579	2.62	1.40	(0.48)
2019	108,033	16.53	1,785,855	2.11	1.40	18.58
2018	118,939	13.94	1,658,179	1.75	1.40	(9.72)
2017	44,502	15.44	687,180	3.90	1.40	16.53
2016	51,941	13.25	688,479	4.76	1.40	6.17
Federated Hermes Quality Bond Fund II - Primary Shares:
2020	94,834	12.61	1,196,000	2.64	1.40	6.59
2019	90,399	11.83	1,069,268	3.08	1.40	7.94
2018	107,938	10.96	1,182,865	3.10	1.40	(1.97)
2017	113,704	11.18	1,271,129	3.42	1.40	2.57
2016	135,756	10.90	1,479,122	3.67	1.40	2.44
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2020	35,493	53.29	1,891,375	0.24	1.40	28.75
2019	44,048	41.39	1,822,962	0.45	1.40	29.79
2018	47,044	31.89	1,500,338	0.68	1.40	(7.67)
2017	52,903	34.54	1,827,497	0.97	1.40	20.18
2016	61,311	28.74	1,761,872	0.80	1.40	6.52

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2020	11,011	$29.13	$320,748	2.16%	1.40%	6.35%
2019	10,806	27.39	295,965	3.56	1.40	28.29
2018	11,057	21.35	236,111	0.34	1.40	(10.26)
2017	12,621	23.79	300,287	1.29	1.40	15.26
2016	12,640	20.64	260,845	1.78	1.40	14.54
Fidelity® VIP Growth Portfolio - Initial Class:
2020	7,812	44.12	344,660	0.07	1.40	41.91
2019	6,873	31.09	213,695	0.26	1.40	32.47
2018	10,652	23.47	250,025	0.24	1.40	(1.55)
2017	12,282	23.84	292,831	0.22	1.40	33.26
2016	11,637	17.89	208,147	0.04	1.40	(0.56)
Fidelity® VIP High Income Portfolio - Service Class 2:
2020	2,202	26.61	58,594	4.79	1.40	0.99
2019	2,551	26.35	67,207	4.96	1.40	13.19
2018	2,970	23.28	69,141	5.61	1.40	(4.98)
2017	2,916	24.50	71,439	5.22	1.40	5.47
2016	3,272	23.23	76,023	4.23	1.40	12.60
Fidelity® VIP Index 500 Portfolio - Initial Class:
2020	31,623	36.35	1,149,698	1.78	1.40	16.58
2019	32,197	31.18	1,003,877	1.93	1.40	29.54
2018	34,024	24.07	818,915	1.83	1.40	(5.83)
2017	36,377	25.56	929,662	1.80	1.40	20.06
2016	39,356	21.29	837,796	1.50	1.40	10.31
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2020	14,605	49.89	728,689	0.40	1.40	16.24
2019	16,088	42.92	690,526	0.68	1.40	21.48
2018	18,387	35.33	649,690	0.37	1.40	(15.98)
2017	22,506	42.05	946,311	0.50	1.40	18.89
2016	23,297	35.37	823,919	0.32	1.40	10.39
Fidelity® VIP Overseas Portfolio - Initial Class:
2020	4,035	26.43	106,659	0.32	1.40	14.02
2019	7,465	23.18	173,068	1.72	1.40	25.98
2018	8,095	18.40	148,936	1.70	1.40	(15.98)
2017	6,660	21.90	145,881	1.37	1.40	28.52
2016	7,747	17.04	132,034	1.43	1.40	(6.37)
Franklin Global Real Estate VIP Fund - Class 2:
2020	976	18.05	17,616	3.28	1.40	(6.72)
2019	1,242	19.35	24,023	2.65	1.40	20.71
2018	1,291	16.03	20,685	2.62	1.40	(8.08)
2017	1,329	17.44	23,170	3.10	1.40	9.00
2016	2,978	16.00	47,653	1.19	1.40	(0.87)
Franklin Mutual Shares VIP Fund - Class 2:
2020	9,869	22.65	223,587	2.67	1.40	(6.37)
2019	11,000	24.19	266,127	1.83	1.40	20.89
2018	12,024	20.01	240,655	2.44	1.40	(10.35)
2017	11,785	22.32	263,053	2.23	1.40	6.85
2016	12,580	20.89	262,773	1.98	1.40	14.47

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)
Franklin Small Cap Value VIP Fund - Class 2:
2020	8,941	$40.56	$362,654	1.51%	1.40%	3.73%
2019	10,108	39.10	395,254	1.06	1.40	24.60
2018	10,492	31.38	329,226	0.88	1.40	(14.10)
2017	11,069	36.53	404,326	0.53	1.40	9.14
2016	13,324	33.47	445,960	0.82	1.40	28.43
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2020	9,518	42.98	409,119	-	1.40	52.95
2019	10,935	28.10	307,310	-	1.40	29.61
2018	11,719	21.68	254,069	-	1.40	(6.67)
2017	14,678	23.23	341,040	-	1.40	19.74
2016	15,152	19.40	294,007	-	1.40	2.70
Franklin U.S. Government Securities VIP Fund - Class 2:
2020	18,020	14.26	256,959	2.72	1.40	2.37
2019	12,667	13.93	176,409	2.82	1.40	3.80
2018	15,427	13.42	207,021	2.81	1.40	(1.03)
2017	16,125	13.56	218,696	2.64	1.40	(0.07)
2016	18,843	13.57	255,701	2.63	1.40	(0.73)
Templeton Growth VIP Fund - Class 2:
2020	10,438	18.86	196,856	3.09	1.40	4.31
2019	13,797	18.08	249,393	2.76	1.40	13.57
2018	14,964	15.92	238,172	2.02	1.40	(16.03)
2017	15,848	18.96	300,428	1.60	1.40	16.89
2016	17,914	16.22	290,540	2.04	1.40	8.13
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2020	19,000	46.18	877,569	1.48	1.40	(1.03)
2019	22,108	46.66	1,031,625	1.60	1.40	25.03
2018	23,411	37.32	873,814	0.97	1.40	(13.07)
2017	23,612	42.93	1,013,774	0.78	1.40	12.21
2016	23,851	38.26	912,605	0.86	1.40	13.13
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2020	2,950	38.12	112,471	0.84	1.40	12.08
2019	2,355	34.01	80,078	0.39	1.40	22.87
2018	2,495	27.68	69,064	0.38	1.40	(13.15)
2017	2,603	31.87	82,972	0.33	1.40	13.66
2016	2,684	28.04	75,278	0.53	1.40	18.56
T. Rowe Price Equity Income Portfolio:
2020	40,809	31.94	1,303,466	2.33	1.40	(0.22)
2019	43,515	32.01	1,392,935	2.29	1.40	24.65
2018	48,232	25.68	1,238,517	2.00	1.40	(10.77)
2017	52,542	28.78	1,511,905	1.75	1.40	14.43
2016	55,597	25.15	1,398,025	2.33	1.40	17.58
T. Rowe Price Mid-Cap Growth Portfolio:
2020	34,300	82.75	2,838,239	-	1.40	22.10
2019	40,198	67.77	2,724,357	0.13	1.40	29.48
2018	43,983	52.34	2,302,155	-	1.40	(3.40)
2017	46,166	54.18	2,501,232	-	1.40	23.08
2016	51,124	44.02	2,250,557	-	1.40	4.78

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

	As of December 31			Investment
Subaccount	Units	Unit Value (A)	Net Assets	Income Ratio (B)	Expense Ratio (C)	Total Return (D)
T. Rowe Price Moderate Allocation Portfolio:
2020	43,054	$33.20	$1,429,518	1.38%	1.40%	12.93%
2019	44,521	29.40	1,308,704	1.95	1.40	18.17
2018	49,604	24.88	1,234,093	1.78	1.40	(6.40)
2017	52,493	26.58	1,395,217	1.49	1.40	15.82
2016	62,195	22.95	1,427,487	1.64	1.40	4.99
T. Rowe Price New America Growth Portfolio:
2020	27,285	50.93	1,389,695	-	1.40	42.38
2019	30,494	35.77	1,090,861	0.41	1.40	33.07
2018	32,302	26.88	868,334	0.15	1.40	(0.26)
2017	33,372	26.95	899,300	0.09	1.40	32.63
2016	43,183	20.32	877,580	0.04	1.40	(0.10)
T. Rowe Price International Stock Portfolio:
2020	18,246	20.09	366,556	0.52	1.40	12.87
2019	21,862	17.80	389,132	2.38	1.40	26.06
2018	23,502	14.12	331,963	1.38	1.40	(15.45)
2017	24,419	16.70	407,699	1.14	1.40	26.13
2016	24,638	13.24	326,120	1.02	1.40	0.76

EquiTrust Life Annuity Account II

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that contained net assets for a period less than the entire reporting period presented, average net assets have been calculated using only the period in which the subaccount contained net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For subaccounts that contained net assets for a period less than the entire reporting period presented, total return has been calculated using only the period in which the subaccount contained net assets and has not been annualized.